Quarterly Holdings Report
for
Fidelity Freedom® 2055 Fund
December 31, 2021
FF55-NPRT3-0322
1.927052.110
U.S. Treasury Obligations - 0.0%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.05% 1/6/22 to 3/3/22 (b) (Cost $2,569,890)	2,570,000	2,569,922

Domestic Equity Funds - 50.9%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	15,105,327	179,753,395
Fidelity Series Blue Chip Growth Fund (c)	17,120,941	281,639,475
Fidelity Series Commodity Strategy Fund (c)	45,036,332	184,198,597
Fidelity Series Growth Company Fund (c)	35,113,844	716,673,565
Fidelity Series Intrinsic Opportunities Fund (c)	37,495,840	740,167,874
Fidelity Series Large Cap Stock Fund (c)	33,938,572	644,493,480
Fidelity Series Large Cap Value Index Fund (c)	15,298,272	238,041,116
Fidelity Series Opportunistic Insights Fund (c)	17,859,728	370,410,761
Fidelity Series Small Cap Discovery Fund (c)	5,665,199	80,729,088
Fidelity Series Small Cap Opportunities Fund (c)	17,925,836	267,453,476
Fidelity Series Stock Selector Large Cap Value Fund (c)	38,956,689	547,731,054
Fidelity Series Value Discovery Fund (c)	25,365,502	420,306,375
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,781,906,282)		4,671,598,256

International Equity Funds - 42.1%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	18,481,525	268,536,563
Fidelity Series Emerging Markets Fund (c)	12,458,083	130,934,454
Fidelity Series Emerging Markets Opportunities Fund (c)	56,369,315	1,184,883,007
Fidelity Series International Growth Fund (c)	36,104,854	690,324,809
Fidelity Series International Small Cap Fund (c)	9,708,133	207,656,960
Fidelity Series International Value Fund (c)	61,847,195	690,833,171
Fidelity Series Overseas Fund (c)	47,940,247	690,339,553
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,170,452,744)		3,863,508,517

Bond Funds - 6.9%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	1,829,295	18,384,419
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	7,268,714	73,632,073
Fidelity Series Emerging Markets Debt Fund (c)	5,274,852	47,842,903
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	1,705,886	16,103,561
Fidelity Series Floating Rate High Income Fund (c)	980,716	9,081,428
Fidelity Series High Income Fund (c)	5,798,914	55,321,637
Fidelity Series International Credit Fund (c)	201,536	1,999,236
Fidelity Series Investment Grade Bond Fund (c)	1,740,494	20,224,535
Fidelity Series Long-Term Treasury Bond Index Fund (c)	42,281,026	360,234,342
Fidelity Series Real Estate Income Fund (c)	2,913,205	34,171,896
TOTAL BOND FUNDS (Cost $637,295,945)		636,996,030

Short-Term Funds - 0.1%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (d) (Cost $5,694,351)	5,693,331	5,694,470

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $7,597,919,212)	9,180,367,195
NET OTHER ASSETS (LIABILITIES) - 0.0%	(4,482,960)
NET ASSETS - 100.0%	9,175,884,235

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	49	Mar 2022	3,004,435	17,798	17,798

The notional amount of futures purchased as a percentage of Net Assets is 0.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $757,983.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	3,684,383	21,035,716	19,025,629	1,328	-	-	5,694,470	0.0%
Total	3,684,383	21,035,716	19,025,629	1,328	-	-	5,694,470

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	39,390,160	20,858,530	144,315	(123,037)	(24,174)	18,384,419
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	77,028,077	3,734,487	391,035	(4,667)	343,150	73,632,073
Fidelity Series All-Sector Equity Fund	169,529,154	42,639,643	36,382,058	25,316,025	519,856	3,446,800	179,753,395
Fidelity Series Blue Chip Growth Fund	268,949,843	103,598,300	81,052,230	57,123,374	6,231,242	(16,087,680)	281,639,475
Fidelity Series Canada Fund	208,170,665	56,854,449	25,434,454	5,649,530	798,475	28,147,428	268,536,563
Fidelity Series Commodity Strategy Fund	237,805,122	97,347,931	118,945,641	74,762,911	(12,218,109)	(19,790,706)	184,198,597
Fidelity Series Emerging Markets Debt Fund	46,496,716	8,351,569	6,894,088	1,623,847	(158,224)	46,930	47,842,903
Fidelity Series Emerging Markets Debt Local Currency Fund	15,155,047	3,559,315	1,662,343	613,194	(47,648)	(900,810)	16,103,561
Fidelity Series Emerging Markets Fund	136,293,715	31,824,160	24,333,764	4,249,395	932,072	(13,781,729)	130,934,454
Fidelity Series Emerging Markets Opportunities Fund	1,229,870,619	390,487,761	214,840,140	134,107,552	8,645,450	(229,280,683)	1,184,883,007
Fidelity Series Floating Rate High Income Fund	8,900,484	1,344,395	1,230,757	297,098	8,294	59,012	9,081,428
Fidelity Series Government Money Market Fund 0.08%	56,774,094	3,995,425	60,769,519	12,296	-	-	-
Fidelity Series Growth Company Fund	686,378,848	325,716,914	242,294,924	189,753,571	24,377,692	(77,504,965)	716,673,565
Fidelity Series High Income Fund	53,460,742	9,265,917	8,312,701	2,285,235	(5,604)	913,283	55,321,637
Fidelity Series Inflation-Protected Bond Index Fund	170,995,799	21,991,812	199,616,406	1,734,010	14,801,902	(8,173,107)	-
Fidelity Series International Credit Fund	1,960,786	50,581	-	50,581	-	(12,131)	1,999,236
Fidelity Series International Growth Fund	583,321,985	142,567,407	72,040,918	52,965,782	1,091,011	35,385,324	690,324,809
Fidelity Series International Small Cap Fund	183,201,891	41,997,670	24,247,035	24,094,403	621,042	6,083,392	207,656,960
Fidelity Series International Value Fund	583,208,942	178,172,450	88,084,594	33,255,716	1,864,743	15,671,630	690,833,171
Fidelity Series Intrinsic Opportunities Fund	689,049,233	227,511,598	117,421,661	121,584,617	2,105,124	(61,076,420)	740,167,874
Fidelity Series Investment Grade Bond Fund	3,695,040	24,440,536	7,793,815	126,619	(107,946)	(9,280)	20,224,535
Fidelity Series Large Cap Stock Fund	602,360,701	113,192,455	89,797,204	55,903,601	7,251,618	11,485,910	644,493,480
Fidelity Series Large Cap Value Index Fund	222,051,467	38,817,379	36,099,154	13,879,598	1,885,627	11,385,797	238,041,116
Fidelity Series Long-Term Treasury Bond Index Fund	234,347,727	169,530,094	63,270,366	5,270,531	(8,290,007)	27,916,894	360,234,342
Fidelity Series Opportunistic Insights Fund	351,611,195	108,508,641	102,546,858	57,784,824	9,613,742	3,224,041	370,410,761
Fidelity Series Overseas Fund	584,283,758	108,791,381	84,385,696	19,593,808	2,832,283	78,817,827	690,339,553
Fidelity Series Real Estate Income Fund	32,723,293	3,774,421	4,284,163	1,198,819	6,322	1,952,023	34,171,896
Fidelity Series Short-Term Credit Fund	11,958,990	436,756	12,396,849	56,016	276,268	(275,165)	-
Fidelity Series Small Cap Discovery Fund	75,377,936	19,962,775	14,059,457	12,852,936	1,027,599	(1,579,765)	80,729,088
Fidelity Series Small Cap Opportunities Fund	252,078,397	95,038,335	43,830,690	65,407,987	1,355,481	(37,188,047)	267,453,476
Fidelity Series Stock Selector Large Cap Value Fund	509,196,016	132,205,287	87,826,768	70,961,644	2,161,792	(8,005,273)	547,731,054
Fidelity Series Value Discovery Fund	391,585,133	81,887,458	69,792,881	33,799,082	3,665,004	12,961,661	420,306,375
	8,600,793,338	2,700,281,052	1,964,240,151	1,066,849,952	71,117,397	(235,848,833)	9,172,102,803

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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